Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
Kintetsu World Express Inc.	800	$20,760
Maruwa Unyu Kikan Co. Ltd.	800	10,146
SG Holdings Co. Ltd.	8,800	206,346
Yamato Holdings Co. Ltd.	6,400	150,346
		387,598
Auto Components — 2.9%
Aisin Corp.	3,200	122,776
Bridgestone Corp.	14,400	618,230
Denso Corp.	11,200	928,153
Koito Manufacturing Co. Ltd.	3,200	169,485
NGK Spark Plug Co. Ltd.	4,000	69,649
Nifco Inc./Japan	1,600	50,312
Stanley Electric Co. Ltd.	3,200	80,343
Sumitomo Electric Industries Ltd.	17,600	229,697
Sumitomo Rubber Industries Ltd.	4,000	40,801
Toyo Tire Corp.	2,400	37,467
Toyoda Gosei Co. Ltd.	1,600	34,801
Toyota Boshoku Corp.	1,600	31,393
TS Tech Co. Ltd.	2,400	29,543
Yokohama Rubber Co. Ltd. (The)	3,200	51,323
		2,493,973
Automobiles — 4.1%
Honda Motor Co. Ltd.	38,400	1,092,508
Isuzu Motors Ltd.	15,200	189,187
Subaru Corp.	14,400	257,296
Suzuki Motor Corp.	11,200	431,904
Toyota Motor Corp.	72,820	1,345,902
Yamaha Motor Co. Ltd.	6,700	160,928
		3,477,725
Banks — 4.8%
Aozora Bank Ltd.	3,200	69,984
Chiba Bank Ltd. (The)	16,800	96,105
Concordia Financial Group Ltd.	29,600	107,494
Fukuoka Financial Group Inc.	4,000	68,499
Mebuki Financial Group Inc.	23,200	47,754
Mitsubishi UFJ Financial Group Inc.	217,600	1,184,239
Mizuho Financial Group Inc.	61,650	783,032
Resona Holdings Inc.	54,400	211,408
Seven Bank Ltd.	15,200	31,423
Shinsei Bank Ltd.	3,200	52,056
Sumitomo Mitsui Financial Group Inc.	33,600	1,147,348
Sumitomo Mitsui Trust Holdings Inc.	8,804	294,391
		4,093,733
Beverages — 1.1%
Asahi Group Holdings Ltd.	12,000	467,145
Ito En Ltd.	1,600	84,068
Kirin Holdings Co. Ltd.	18,400	296,366
Suntory Beverage & Food Ltd.	3,200	115,882
		963,461
Biotechnology — 0.1%
PeptiDream Inc.(a)	2,400	53,289

Building Products — 2.3%
AGC Inc.	4,800	229,311
Aica Kogyo Co. Ltd.	1,600	46,318
Daikin Industries Ltd.	6,400	1,449,723
Nichias Corp.	800	19,306
Sanwa Holdings Corp.	4,000	42,712
Security	Shares	Value

Building Products (continued)
TOTO Ltd.	3,200	$147,640
		1,935,010
Capital Markets — 1.2%
Daiwa Securities Group Inc.	36,800	207,662
GMO Financial Holdings Inc.	800	5,876
JAFCO Group Co. Ltd.	800	46,025
Japan Exchange Group Inc.	12,000	262,913
Nomura Holdings Inc.	74,400	324,060
SBI Holdings Inc.	5,600	152,743
		999,279
Chemicals — 4.6%
Air Water Inc.	4,800	74,187
Asahi Kasei Corp.	31,200	293,915
Daicel Corp.	6,400	44,291
Denka Co. Ltd.	1,600	52,352
DIC Corp.	2,400	60,500
Kansai Paint Co. Ltd.	4,800	104,381
Kuraray Co. Ltd.	7,200	62,615
Mitsubishi Chemical Holdings Corp.	32,000	237,356
Mitsubishi Gas Chemical Co. Inc.	4,800	81,367
Mitsui Chemicals Inc.	4,000	107,521
Nippon Paint Holdings Co. Ltd.	18,400	200,942
Nippon Sanso Holdings Corp.	4,000	87,490
Nissan Chemical Corp.	2,400	139,584
Nitto Denko Corp.	3,200	247,208
NOF Corp.	1,600	80,903
Shin-Etsu Chemical Co. Ltd.	7,200	1,249,743
Showa Denko KK	4,000	84,109
Sumitomo Chemical Co. Ltd.	35,200	165,996
Teijin Ltd.	4,800	59,080
Tokai Carbon Co. Ltd.	4,000	42,046
Tokuyama Corp.	1,600	25,442
Toray Industries Inc.	34,400	203,807
Tosoh Corp.	7,200	106,967
Ube Industries Ltd.	2,400	41,703
Zeon Corp.	4,000	46,235
		3,899,740
Commercial Services & Supplies — 0.6%
Aeon Delight Co. Ltd.	800	23,448
Japan Elevator Service Holdings Co. Ltd.	1,600	29,888
Pilot Corp.	800	30,626
Secom Co. Ltd.	4,800	333,534
Sohgo Security Services Co. Ltd.	1,600	63,577
		481,073
Construction & Engineering — 1.1%
COMSYS Holdings Corp.	2,400	53,467
Exeo Group Inc.	2,400	50,606
Hazama Ando Corp.	3,200	24,083
INFRONEER Holdings Inc.	5,600	50,979
Kajima Corp.	11,200	128,716
Kandenko Co.Ltd.	2,400	17,880
Kumagai Gumi Co. Ltd.	800	19,971
Kyudenko Corp.	800	24,721
Mirait Holdings Corp.	2,400	39,592
Nippo Corp.	800	27,773
Nishimatsu Construction Co. Ltd.	900	28,519
Obayashi Corp.	15,200	117,638
Penta-Ocean Construction Co. Ltd.	6,400	36,177
Shimizu Corp.	14,400	89,285

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Sumitomo Mitsui Construction Co. Ltd.	3,220	$11,981
Taisei Corp.	4,800	145,968
Toda Corp.	6,400	40,543
Tokyu Construction Co. Ltd.	1,600	9,267
		917,166
Construction Materials — 0.1%
Taiheiyo Cement Corp.	2,400	47,394

Consumer Finance — 0.1%
Acom Co. Ltd.	8,800	25,334
AEON Financial Service Co. Ltd.	2,400	25,888
Orient Corp.	12,000	13,029
		64,251
Containers & Packaging — 0.1%
FP Corp.	800	27,298
Rengo Co. Ltd.	4,800	36,309
		63,607
Distributors — 0.0%
Paltac Corp.	800	32,968

Diversified Financial Services — 1.0%
Financial Products Group Co. Ltd.	1,600	9,518
Fuyo General Lease Co. Ltd.	800	55,462
Mitsubishi HC Capital Inc.	16,800	83,119
Mizuho Leasing Co. Ltd.	800	22,186
ORIX Corp.	29,600	604,082
Tokyo Century Corp.	800	38,835
Zenkoku Hosho Co. Ltd.	800	34,870
		848,072
Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.	44,000	1,203,323
Usen-Next Holdings Co. Ltd.	800	20,947
		1,224,270
Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	15,200	160,550
Chugoku Electric Power Co. Inc. (The)	7,200	58,385
Hokkaido Electric Power Co. Inc.	4,000	17,890
Kansai Electric Power Co. Inc. (The)	19,200	179,462
Kyushu Electric Power Co. Inc.	10,400	77,648
Tohoku Electric Power Co. Inc.	11,200	79,610
		573,545
Electrical Equipment — 2.6%
Fuji Electric Co. Ltd.	3,200	174,810
Mitsubishi Electric Corp.	48,800	619,420
Nidec Corp.	12,000	1,419,532
		2,213,762
Electronic Equipment, Instruments & Components — 5.6%
Anritsu Corp.(b)	3,200	49,421
Azbil Corp.	3,200	145,947
Daiwabo Holdings Co. Ltd.	2,800	44,781
Hamamatsu Photonics KK	3,200	204,384
Horiba Ltd.	800	47,043
Keyence Corp.	2,344	1,473,809
Kyocera Corp.	7,200	450,187
Murata Manufacturing Co. Ltd.	14,400	1,148,580
Omron Corp.	4,000	398,589
Shimadzu Corp.	6,400	270,323
Taiyo Yuden Co. Ltd.	2,400	138,030
TDK Corp.	7,200	280,986
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp.	4,800	$86,637
		4,738,717
Entertainment — 2.1%
Akatsuki Inc.	200	5,010
Capcom Co. Ltd.	4,000	94,205
GungHo Online Entertainment Inc.(a)	1,690	37,991
Koei Tecmo Holdings Co. Ltd.	1,640	64,394
Konami Holdings Corp.	1,600	76,799
Nexon Co. Ltd.	11,200	216,566
Nintendo Co. Ltd.	2,200	1,029,286
Square Enix Holdings Co. Ltd.	1,900	97,469
Toei Animation Co. Ltd.(b)	200	19,899
Toho Co. Ltd.	3,200	136,936
		1,778,555
Food & Staples Retailing — 1.9%
Ain Holdings Inc.	800	39,876
Cosmos Pharmaceutical Corp.	400	58,805
Create SD Holdings Co. Ltd.	800	22,153
Kobe Bussan Co. Ltd.	4,000	154,870
Kusuri no Aoki Holdings Co. Ltd.	500	31,686
Lawson Inc.	800	37,960
MatsukiyoCocokara & Co.	2,400	88,746
Seven & i Holdings Co. Ltd.	19,200	844,569
Sugi Holdings Co. Ltd.	800	48,470
Sundrug Co. Ltd.	1,600	41,829
Tsuruha Holdings Inc.	1,000	96,019
Welcia Holdings Co. Ltd.	2,400	74,959
Yaoko Co.Ltd.	800	48,614
		1,588,556
Food Products — 2.0%
Ajinomoto Co. Inc.	10,400	316,598
Ariake Japan Co. Ltd.	800	43,427
Calbee Inc.	2,400	55,729
Kagome Co. Ltd.	2,400	62,523
Kewpie Corp.	3,200	69,027
Kikkoman Corp.	3,200	269,475
MEIJI Holdings Co. Ltd.	3,200	191,020
Morinaga & Co. Ltd./Japan	900	29,437
Morinaga Milk Industry Co. Ltd.	800	38,004
NH Foods Ltd.	1,600	57,689
Nichirei Corp.	2,400	55,712
Nippon Suisan Kaisha Ltd.	6,400	30,250
Nissin Foods Holdings Co. Ltd.	1,900	138,668
Prima Meat Packers Ltd.	800	17,269
Toyo Suisan Kaisha Ltd.	2,400	101,756
Yakult Honsha Co. Ltd.	4,000	208,677
		1,685,261
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	8,800	145,545
Tokyo Gas Co. Ltd.	9,600	172,324
		317,869
Health Care Equipment & Supplies — 3.9%
Asahi Intecc Co. Ltd.	5,600	120,308
Hoya Corp.	9,700	1,439,400
Japan Lifeline Co. Ltd.	1,600	15,268
Nihon Kohden Corp.	1,600	43,864
Olympus Corp.	25,600	589,497
Sysmex Corp.	4,000	539,926

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Terumo Corp.	13,600	$574,472
		3,322,735
Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	4,800	63,964
Medipal Holdings Corp.	4,800	89,976
Ship Healthcare Holdings Inc.	1,600	37,283
		191,223
Health Care Technology — 0.5%
M3 Inc.	8,800	443,708

Hotels, Restaurants & Leisure — 1.5%
Food & Life Companies Ltd.	3,200	120,828
KOMEDA Holdings Co. Ltd.	800	14,259
McDonald’s Holdings Co. Japan Ltd.(b)	2,600	115,066
Oriental Land Co. Ltd.	5,600	944,311
Zensho Holdings Co. Ltd.	2,400	56,413
		1,250,877
Household Durables — 3.8%
Casio Computer Co. Ltd.	3,200	41,205
ES-Con Japan Ltd.	800	5,450
Haseko Corp.	4,800	59,540
Iida Group Holdings Co. Ltd.	4,000	93,030
Open House Co. Ltd.	1,600	83,611
Panasonic Corp.	52,000	571,625
Pressance Corp.	800	14,579
Rinnai Corp.	800	72,197
Sekisui Chemical Co. Ltd.	10,400	173,931
Sekisui House Ltd.	16,800	361,464
Sony Group Corp.	13,300	1,679,500
Sumitomo Forestry Co. Ltd.	4,000	77,325
		3,233,457
Household Products — 0.7%
Lion Corp.	6,400	85,555
Pigeon Corp.	3,200	61,240
Unicharm Corp.	9,600	417,669
		564,464
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	53,159
eRex Co. Ltd.	800	14,217
RENOVA Inc.(a)	800	14,484
		81,860
Industrial Conglomerates — 1.4%
Hitachi Ltd.	22,400	1,213,483
TOKAI Holdings Corp.	2,400	18,138
		1,231,621
Insurance — 2.6%
Dai-ichi Life Holdings Inc.	24,000	484,079
MS&AD Insurance Group Holdings Inc.	10,400	320,240
Sompo Holdings Inc.	8,000	337,390
T&D Holdings Inc.	12,800	163,530
Tokio Marine Holdings Inc.	16,000	890,714
		2,195,953
Interactive Media & Services — 0.6%
Dip Corp.	800	27,233
Kakaku.com Inc.	3,200	85,547
Mixi Inc.	800	14,010
Z Holdings Corp.	69,600	401,591
		528,381
Security	Shares	Value

Internet & Direct Marketing Retail — 0.1%
ZOZO Inc.	3,200	$99,776

IT Services — 3.1%
Bell System24 Holdings Inc.	800	8,698
Digital Garage Inc.	800	33,990
Fujitsu Ltd.	4,400	756,036
GMO Payment Gateway Inc.	800	99,621
Infocom Corp.	800	15,163
Information Services International-Dentsu Ltd.	800	26,933
Itochu Techno-Solutions Corp.	2,400	77,203
NEC Corp.	6,400	295,934
NEC Networks & System Integration Corp.	1,600	25,096
Nihon Unisys Ltd.	1,600	44,902
Nomura Research Institute Ltd.	8,864	378,943
NS Solutions Corp.	800	24,668
NTT Data Corp.	12,800	274,576
Obic Co. Ltd.	1,600	299,439
Otsuka Corp.	2,400	114,438
SCSK Corp.	2,400	47,765
TIS Inc.	4,800	142,733
		2,666,138
Leisure Products — 1.2%
Bandai Namco Holdings Inc.	4,000	312,753
Shimano Inc.	2,000	532,639
Yamaha Corp.	3,200	157,873
		1,003,265
Machinery — 6.7%
Amada Co. Ltd.	7,200	71,293
Daifuku Co. Ltd.	2,400	196,260
DMG Mori Co. Ltd.	3,200	55,055
Ebara Corp.	2,400	133,325
FANUC Corp.	4,300	914,016
Fuji Corp./Aichi	1,600	35,886
Hino Motors Ltd.	6,400	52,774
Hitachi Construction Machinery Co. Ltd.	1,600	46,232
Hoshizaki Corp.	1,600	120,381
IHI Corp.	3,200	64,438
Japan Steel Works Ltd. (The)	1,600	53,701
Komatsu Ltd.	22,400	523,846
Kubota Corp.	24,000	533,665
Makita Corp.	5,600	237,718
Minebea Mitsumi Inc.	8,800	250,040
Misumi Group Inc.	6,400	262,925
Mitsubishi Heavy Industries Ltd.	8,000	184,963
Miura Co.Ltd.	2,400	82,621
Nabtesco Corp.	2,400	71,112
NGK Insulators Ltd.	5,600	94,780
NSK Ltd.	7,200	46,257
OSG Corp.	2,400	37,300
SMC Corp.	1,400	946,201
Sumitomo Heavy Industries Ltd.	3,200	77,673
Takeuchi Manufacturing Co. Ltd.	800	18,979
Toyota Industries Corp.	4,000	319,972
Yaskawa Electric Corp.	5,600	274,768
		5,706,181
Marine — 0.6%
Mitsui OSK Lines Ltd.	2,400	178,378
Nippon Yusen KK	4,000	305,012
		483,390

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.1%
Hakuhodo DY Holdings Inc.	6,400	$106,496

Metals & Mining — 0.4%
Asahi Holdings Inc.	1,600	28,581
Mitsui Mining & Smelting Co. Ltd.	1,600	43,598
Sumitomo Metal Mining Co. Ltd.	6,400	242,396
		314,575
Multiline Retail — 0.4%
Izumi Co. Ltd.	800	22,435
Marui Group Co. Ltd.	4,000	75,324
Pan Pacific International Holdings Corp.	9,600	132,325
Ryohin Keikaku Co. Ltd.	5,600	85,389
Seria Co. Ltd.	1,600	46,345
		361,818
Oil, Gas & Consumable Fuels — 0.9%
Cosmo Energy Holdings Co. Ltd.	1,600	31,260
ENEOS Holdings Inc.	72,800	271,967
Idemitsu Kosan Co. Ltd.	5,600	142,911
Inpex Corp.	26,400	229,564
Iwatani Corp.	1,600	80,606
		756,308
Paper & Forest Products — 0.2%
Daio Paper Corp.	2,400	39,868
Oji Holdings Corp.	22,400	108,529
		148,397
Personal Products — 1.7%
Fancl Corp.	1,600	47,682
Kao Corp.	11,200	586,592
Kobayashi Pharmaceutical Co. Ltd.	1,300	102,255
Kose Corp.	800	90,754
Pola Orbis Holdings Inc.	2,400	39,998
Rohto Pharmaceutical Co. Ltd.	2,400	72,563
Shiseido Co. Ltd.	9,100	507,657
		1,447,501
Pharmaceuticals — 6.0%
Astellas Pharma Inc.	42,440	690,733
Chugai Pharmaceutical Co. Ltd.	15,200	495,459
Daiichi Sankyo Co. Ltd.	38,809	987,744
Eisai Co. Ltd.	5,900	334,930
JCR Pharmaceuticals Co. Ltd.	1,600	30,992
Kaken Pharmaceutical Co. Ltd.	800	29,290
Kyowa Kirin Co. Ltd.	5,600	152,688
Nippon Shinyaku Co. Ltd.	1,600	111,416
Ono Pharmaceutical Co. Ltd.	11,200	278,380
Otsuka Holdings Co. Ltd.	10,400	378,362
Santen Pharmaceutical Co. Ltd.	8,800	107,437
Sawai Group Holdings Co. Ltd.	800	30,584
Shionogi & Co. Ltd.	6,400	450,217
Sumitomo Dainippon Pharma Co. Ltd.	3,200	36,920
Takeda Pharmaceutical Co. Ltd.	36,000	983,098
Towa Pharmaceutical Co. Ltd.	800	19,939
		5,118,189
Professional Services — 3.0%
BayCurrent Consulting Inc.	300	115,629
Benefit One Inc.	1,600	68,743
en Japan Inc.	800	22,608
IR Japan Holdings Ltd.	200	11,929
Meitec Corp.	800	47,093
Nihon M&A Center Holdings Inc.	8,000	196,233
Security	Shares	Value

Professional Services (continued)
Outsourcing Inc.	2,400	$32,383
Persol Holdings Co. Ltd.	4,800	139,552
Recruit Holdings Co. Ltd.	28,000	1,703,959
SMS Co.Ltd.	1,600	62,922
TechnoPro Holdings Inc.	3,200	97,003
UT Group Co. Ltd.	800	30,046
		2,528,100
Real Estate Management & Development — 2.7%
Aeon Mall Co. Ltd.	2,400	34,242
Daito Trust Construction Co. Ltd.	1,600	183,554
Daiwa House Industry Co. Ltd.	14,400	413,843
Hulic Co. Ltd.	10,400	98,898
Ichigo Inc.	4,800	11,692
Katitas Co. Ltd.	1,600	61,583
Mitsubishi Estate Co. Ltd.	32,000	443,919
Mitsui Fudosan Co. Ltd.	21,600	428,129
Nomura Real Estate Holdings Inc.	2,400	55,301
Relo Group Inc.	2,400	43,312
SAMTY Co.Ltd.	800	15,277
Starts Corp. Inc.	800	17,481
Sumitomo Realty & Development Co. Ltd.	10,400	306,601
Tokyo Tatemono Co. Ltd.	4,800	70,199
Tokyu Fudosan Holdings Corp.	13,600	76,193
		2,260,224
Road & Rail — 1.1%
Central Japan Railway Co.	4,000	532,288
Hankyu Hanshin Holdings Inc.	5,600	159,145
Hitachi Transport System Ltd.	800	37,610
Kyushu Railway Co.	3,200	66,542
Nippon Express Co. Ltd.(a)(c)	1,600	94,793
Sankyu Inc.	1,600	66,394
Senko Group Holdings Co. Ltd.	2,400	19,331
		976,103
Semiconductors & Semiconductor Equipment — 4.4%
Advantest Corp.	4,000	378,797
Disco Corp.	700	213,957
Japan Material Co. Ltd.	2,400	39,537
Lasertec Corp.	2,100	643,233
Optorun Co. Ltd.	800	16,509
Renesas Electronics Corp.(a)	27,200	337,843
SCREEN Holdings Co. Ltd.	800	85,962
SUMCO Corp.	6,400	130,322
Tokyo Electron Ltd.	3,100	1,784,274
Tokyo Seimitsu Co. Ltd.	800	35,435
Ulvac Inc.	800	50,042
		3,715,911
Software — 0.4%
Justsystems Corp.	800	37,342
Oracle Corp. Japan	800	60,779
Rakus Co. Ltd.	2,400	64,406
Systena Corp.	6,400	23,883
Trend Micro Inc.(a)	2,400	133,238
		319,648
Specialty Retail — 1.2%
ABC-Mart Inc.	800	34,248
Bic Camera Inc.	3,200	26,790
Fast Retailing Co. Ltd.	700	397,911
Hikari Tsushin Inc.	500	77,004
Kohnan Shoji Co. Ltd.	800	23,541

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
K’s Holdings Corp.	4,000	$38,870
Nitori Holdings Co. Ltd.	1,900	284,186
Nojima Corp.	800	16,752
T-Gaia Corp.	800	11,530
USS Co. Ltd.	4,800	74,994
Workman Co. Ltd.	800	38,254
		1,024,080
Technology Hardware, Storage & Peripherals — 1.1%
Brother Industries Ltd.	6,400	123,357
Elecom Co. Ltd.	1,600	21,058
FUJIFILM Holdings Corp.	8,800	652,381
MCJ Co. Ltd.	1,600	15,063
Seiko Epson Corp.	6,400	115,267
Wacom Co. Ltd.	4,000	31,826
		958,952
Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	800	46,277

Tobacco — 0.6%
Japan Tobacco Inc.	26,400	533,067

Trading Companies & Distributors — 5.2%
ITOCHU Corp.	33,600	1,027,954
Kanamoto Co. Ltd.	800	16,783
Kanematsu Corp.	1,600	17,824
Marubeni Corp.	48,000	467,664
Mitsubishi Corp.	36,000	1,143,112
Mitsui & Co. Ltd.	37,600	891,040
MonotaRO Co. Ltd.	6,400	115,110
Sojitz Corp.	5,420	81,440
Sumitomo Corp.	30,400	449,901
Toyota Tsusho Corp.	4,800	221,264
		4,432,092
Security	Shares	Value

Wireless Telecommunication Services — 2.0%
KDDI Corp.	35,200	$1,029,378
SoftBank Group Corp.	13,600	651,986
		1,681,364
Total Common Stocks — 99.8%
(Cost: $68,594,875)		84,611,005

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	155,069	155,115
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	40,000	40,000
		195,115
Total Short-Term Investments — 0.2%
(Cost: $195,138)		195,115

Total Investments in Securities — 100.0%
(Cost: $68,790,013)		84,806,120

Other Assets, Less Liabilities — 0.0%		6,711
Net Assets — 100.0%		$84,812,831

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$149,088	$6,077	(a)	$—	$(25)	$(25)	$155,115	155,069	$2,103	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	2		—
					$(25)	$(25)	$195,115		$2,105		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	11	03/10/22	$191	$893

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$84,516,212	$94,793	$84,611,005
Money Market Funds	195,115	—	—	195,115
	$195,115	$84,516,212	$94,793	$84,806,120
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$893	$—	$893

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.